Fair Value of Measurements - Assets and liabilities that are measured at fair value on a recurring basis (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Assets - Investments held in Trust Account:
Marketable securities held in Trust Account	$ 173,488,201	$ 171,656,153
Liabilities
Derivative Warrant liability	424,940	5,571,410
Cash held in the Trust Account	1,264	1,153
Level 1 | Money market funds
Assets - Investments held in Trust Account:
Marketable securities held in Trust Account		602,742
Level 1 | U.S. Treasury Securities
Assets - Investments held in Trust Account:
Marketable securities held in Trust Account	171,656,153	172,885,459
Level 3 | Private Placement Warrants
Liabilities
Derivative Warrant liability	$ 5,571,410	$ 424,940